Income Tax - Summary of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Current income tax expense
Current tax expense recognized in the current year	$ 60,584.3		$ 73,851.4	$ 72,405.0
Income tax adjustments on prior years	(21,753.0)		(19,107.0)	(16,628.1)
Other income tax adjustments	152.9		152.8	122.5
Current income tax expense	38,984.2		54,897.2	55,899.4
Deferred income tax expense (benefit)
Effect of tax rate changes	(1,474.8)		561.8
The origination and reversal of temporary differences	(3,072.5)		(4,336.1)	(1,775.0)
Deferred income tax expense (benefit)	(4,547.3)		(3,774.3)	(1,775.0)
Income tax expense recognized in profit or loss	$ 34,436.9	$ 1,125.1	$ 51,122.9	$ 54,124.4